UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21614
Eaton Vance Enhanced Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
September 30
Date of Fiscal Year End
March 31, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Enhanced Equity Income Fund (EOI) Semiannual Report March 31, 2012

Managed Distribution Plan. On March 10, 2009, the Fund received authorization from the Securities and Exchange Commission to distribute long-term capital gains to shareholders more frequently than once per year. In this connection, the Board of Trustees formally approved the implementation of a Managed Distribution Plan (MDP) to make monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund intends to pay monthly cash distributions equal to $0.0864 per share. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees.

With each distribution, the Fund will issue a notice to shareholders and an accompanying press release which will provide detailed information required by the Fund’s exemptive order. The Fund’s Board of Trustees may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report March 31, 2012
Eaton Vance
Enhanced Equity Income Fund
Table of Contents

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Financial Statements	4
Officers and Trustees	17
Important Notices	18

Eaton Vance
Enhanced Equity Income Fund
March 31, 2012
Portfolio Managers Walter A. Row III, CFA, CMT and Michael A. Allison, CFA
Performance1

					Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Inception

Fund at NAV	10/29/2004	21.46%	4.35%	1.55%	4.57%
Fund at Market Price	—	19.00	-0.95	-1.99	2.46
S&P 500 Index	10/29/2004	25.89%	8.54%	2.01%	5.16%
CBOE S&P 500 BuyWrite Index	10/29/2004	21.94	9.38	2.21	4.30

% Premium/Discount to NAV

					-14.06%

Distributions[2]

Total Distributions per share for the period					$0.546
Distribution Rate at NAV					8.06%
Distribution Rate at Market Price					9.37%
Fund Profile

Sector Allocation (% of total investments)3

Top 10 Holdings (% of total investments)3

Apple, Inc.	4.2%
Exxon Mobil Corp.	3.6
QUALCOMM, Inc.	3.2
Coca-Cola Co. (The)	2.8
International Business Machines Corp.	2.7
NIKE, Inc., Class B	2.5
Google, Inc., Class A	2.5
Wells Fargo & Co.	2.4
Philip Morris International, Inc.	2.4
JPMorgan Chase & Co.	2.2

Total	28.5%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Enhanced Equity Income Fund
March 31, 2012
Endnotes and Additional Disclosures

[1]	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. CBOE S&P 500 BuyWrite Index measures the performance of a hypothetical buy-write strategy on the S&P 500 Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. In recent years, a significant portion of the Fund’s distributions has been characterized as a return of capital.

[3]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Eaton Vance
Enhanced Equity Income Fund

March 31, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 100.2%(1)

Security	Shares	Value

Aerospace & Defense — 2.1%

Boeing Co. (The)	72,492	$5,391,230
United Technologies Corp.	62,084	5,149,247

		$10,540,477

Automobiles — 0.4%

Bayerische Motoren Werke AG	21,843	$1,964,917

		$1,964,917

Beverages — 3.4%

Beam, Inc.	46,337	$2,713,958
Coca-Cola Co. (The)	196,464	14,540,301

		$17,254,259

Biotechnology — 3.1%

Celgene Corp.(2)	98,645	$7,646,960
Gilead Sciences, Inc.(2)	167,229	8,169,137

		$15,816,097

Capital Markets — 0.8%

Goldman Sachs Group, Inc. (The)	32,134	$3,996,506

		$3,996,506

Chemicals — 2.2%

Celanese Corp., Series A	53,670	$2,478,481
Monsanto Co.	110,206	8,790,030

		$11,268,511

Commercial Banks — 4.3%

KeyCorp	504,487	$4,288,139
PNC Financial Services Group, Inc.	77,725	5,012,485
Wells Fargo & Co.	368,604	12,584,141

		$21,884,765

Communications Equipment — 3.2%

QUALCOMM, Inc.	244,723	$16,646,058

		$16,646,058

Computers & Peripherals — 4.7%

Apple, Inc.(2)	35,964	$21,559,339
EMC Corp.(2)	89,030	2,660,216

		$24,219,555

Construction & Engineering — 1.8%

Fluor Corp.	157,979	$9,485,059

		$9,485,059

Consumer Finance — 1.0%

American Express Co.	84,975	$4,916,654

		$4,916,654

Diversified Financial Services — 3.5%

Citigroup, Inc.	188,326	$6,883,315
JPMorgan Chase & Co.	246,795	11,347,634

		$18,230,949

Diversified Telecommunication Services — 3.2%

AT&T, Inc.	276,692	$8,641,091
CenturyLink, Inc.	201,859	7,801,851

		$16,442,942

Electric Utilities — 2.7%

American Electric Power Co., Inc.	75,093	$2,897,088
Duke Energy Corp.	122,555	2,574,881
Edison International	61,046	2,595,065
PPL Corp.	105,792	2,989,682
Southern Co. (The)	58,119	2,611,287

		$13,668,003

Electrical Equipment — 0.5%

Emerson Electric Co.	50,207	$2,619,801

		$2,619,801

Energy Equipment & Services — 2.3%

Halliburton Co.	177,957	$5,906,393
Schlumberger, Ltd.	82,882	5,795,938

		$11,702,331

Food & Staples Retailing — 1.7%

Costco Wholesale Corp.	98,308	$8,926,366

		$8,926,366

Health Care Equipment & Supplies — 2.5%

Covidien PLC	48,406	$2,646,840
St. Jude Medical, Inc.	124,018	5,495,237
Varian Medical Systems, Inc.(2)	69,933	4,822,580

		$12,964,657

See Notes to Financial Statements.

Eaton Vance
Enhanced Equity Income Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 1.6%

DaVita, Inc.(2)	73	$6,582
UnitedHealth Group, Inc.	140,217	8,264,390

		$8,270,972

Hotels, Restaurants & Leisure — 1.2%

McDonald’s Corp.	64,941	$6,370,712

		$6,370,712

Household Products — 2.6%

Colgate-Palmolive Co.	55,469	$5,423,759
Procter & Gamble Co.	119,787	8,050,884

		$13,474,643

Industrial Conglomerates — 3.4%

Danaher Corp.	202,200	$11,323,200
General Electric Co.	301,520	6,051,506

		$17,374,706

Insurance — 1.5%

Aflac, Inc.	79,368	$3,650,135
MetLife, Inc.	112,652	4,207,552

		$7,857,687

Internet & Catalog Retail — 1.7%

Amazon.com, Inc.(2)	43,392	$8,787,314

		$8,787,314

Internet Software & Services — 4.7%

eBay, Inc.(2)	292,591	$10,793,682
Google, Inc., Class A(2)	20,465	13,122,977

		$23,916,659

IT Services — 5.6%

Accenture PLC, Class A	170,930	$11,024,985
International Business Machines Corp.	67,277	14,037,346
Visa, Inc., Class A	32,732	3,862,376

		$28,924,707

Machinery — 1.0%

Deere & Co.	64,524	$5,219,992

		$5,219,992

Media — 1.7%

Comcast Corp., Class A	21,126	$633,991
Walt Disney Co. (The)	186,040	8,144,831

		$8,778,822

Metals & Mining — 2.1%

Cliffs Natural Resources, Inc.	48,819	$3,381,204
Freeport-McMoRan Copper & Gold, Inc.	39,423	1,499,651
Goldcorp, Inc.	129,942	5,855,186

		$10,736,041

Multi-Utilities — 0.5%

Sempra Energy	44,598	$2,674,096

		$2,674,096

Multiline Retail — 1.3%

Macy’s, Inc.	162,883	$6,471,342

		$6,471,342

Oil, Gas & Consumable Fuels — 9.7%

Anadarko Petroleum Corp.	76,106	$5,962,144
Apache Corp.	61,589	6,185,999
Chevron Corp.	23,671	2,538,478
ConocoPhillips	144,937	11,016,661
Exxon Mobil Corp.	211,889	18,377,133
Occidental Petroleum Corp.	62,446	5,946,733

		$50,027,148

Personal Products — 1.0%

Estee Lauder Cos., Inc. (The), Class A	85,701	$5,308,320

		$5,308,320

Pharmaceuticals — 5.1%

Allergan, Inc.	69,485	$6,630,953
Johnson & Johnson	142,951	9,429,048
Pfizer, Inc.	451,389	10,228,475

		$26,288,476

Real Estate Investment Trusts (REITs) — 1.4%

AvalonBay Communities, Inc.	26,090	$3,687,822
Boston Properties, Inc.	34,888	3,662,891

		$7,350,713

Road & Rail — 0.9%

Union Pacific Corp.	43,641	$4,690,535

		$4,690,535

See Notes to Financial Statements.

Eaton Vance
Enhanced Equity Income Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Software — 3.7%

Microsoft Corp.	276,240	$8,908,740
Oracle Corp.	351,686	10,255,164

		$19,163,904

Specialty Retail — 1.1%

Home Depot, Inc. (The)	109,073	$5,487,463

		$5,487,463

Textiles, Apparel & Luxury Goods — 2.6%

NIKE, Inc., Class B	121,315	$13,155,399

		$13,155,399

Tobacco — 2.4%

Philip Morris International, Inc.	141,826	$12,567,202

		$12,567,202

Total Common Stocks
(identified cost $415,337,911)		$515,444,760

Short-Term Investments — 0.2%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(3)	$1,126	$1,125,937

Total Short-Term Investments
(identified cost $1,125,937)		$1,125,937

Total Investments — 100.4%
(identified cost $416,463,848)		$516,570,697

Covered Call Options Written — (1.7)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Accenture PLC, Class A	870	$65.00	5/19/12	$(106,575)
Aflac, Inc.	150	48.00	5/19/12	(13,350)
Allergan, Inc.	220	90.00	4/21/12	(124,300)
Amazon.com, Inc.	220	185.00	4/21/12	(413,600)
American Electric Power Co., Inc.	375	39.00	5/19/12	(15,937)
American Express Co.	425	55.00	4/21/12	(133,875)
Anadarko Petroleum Corp.	385	85.00	5/19/12	(44,275)
Apache Corp.	310	100.00	4/21/12	(84,630)
Apple, Inc.	220	510.00	4/21/12	(2,000,900)
AT&T, Inc.	1,385	32.00	5/19/12	(24,237)
AvalonBay Communities, Inc.	130	140.00	5/19/12	(61,750)
Beam, Inc.	235	60.00	6/16/12	(48,763)
Boeing Co. (The)	365	77.50	5/19/12	(22,630)
Boston Properties, Inc.	125	110.00	4/21/12	(1,875)
Celanese Corp., Series A	270	47.50	5/19/12	(46,575)
Celgene Corp.	495	77.50	4/21/12	(72,023)
CenturyLink, Inc.	1,010	40.00	4/21/12	(2,525)
Chevron Corp.	120	110.00	4/21/12	(7,680)
Citigroup, Inc.	880	34.00	4/21/12	(253,440)
Cliffs Natural Resources, Inc.	245	75.00	5/19/12	(43,978)
Coca-Cola Co. (The)	985	72.50	5/19/12	(220,640)
Colgate-Palmolive Co.	280	95.00	5/19/12	(95,200)
Comcast Corp., Class A	17	28.00	4/21/12	(3,417)
ConocoPhillips	725	80.00	5/19/12	(34,437)
Costco Wholesale Corp.	495	90.00	4/21/12	(81,675)
Covidien PLC	5	50.00	4/21/12	(2,350)
Danaher Corp.	1,015	55.00	4/21/12	(157,325)
Deere & Co.	325	85.00	5/19/12	(38,350)
Duke Energy Corp.	295	21.00	4/21/12	(5,900)
eBay, Inc.	1,465	36.00	4/21/12	(236,598)
EMC Corp.	445	29.00	5/19/12	(69,198)
Emerson Electric Co.	255	52.50	5/19/12	(34,425)
Estee Lauder Cos., Inc. (The), Class A	430	57.50	4/21/12	(197,800)
Exxon Mobil Corp.	1,060	87.50	4/21/12	(78,440)
Fluor Corp.	790	62.50	4/21/12	(45,425)
Freeport-McMoRan Copper & Gold, Inc.	200	40.00	5/19/12	(22,200)
General Electric Co.	1,510	21.00	5/19/12	(34,730)
Gilead Sciences, Inc.	840	48.00	5/19/12	(252,420)
Goldcorp, Inc.	650	50.00	4/21/12	(7,150)
Goldman Sachs Group, Inc. (The)	140	115.00	4/21/12	(144,200)
Google, Inc., Class A	105	600.00	5/19/12	(554,925)
Halliburton Co.	1,175	38.00	4/21/12	(8,812)
Home Depot, Inc. (The)	545	48.00	5/19/12	(156,143)
International Business Machines Corp.	340	200.00	4/21/12	(330,650)
Johnson & Johnson	715	65.00	4/21/12	(93,665)
JPMorgan Chase & Co.	1,040	47.00	5/19/12	(110,760)
Macy’s, Inc.	815	40.00	5/19/12	(116,138)
McDonald’s Corp.	325	100.00	5/19/12	(38,025)
MetLife, Inc.	565	39.00	4/21/12	(15,820)
Microsoft Corp.	1,385	31.00	4/21/12	(202,210)
Microsoft Corp.	1,235	32.00	4/21/12	(95,095)
Monsanto Co.	555	85.00	4/21/12	(21,367)
NIKE, Inc., Class B	610	110.00	4/21/12	(71,065)
Occidental Petroleum Corp.	315	105.00	5/19/12	(20,317)
Oracle Corp.	1,760	29.00	4/21/12	(107,360)
Pfizer, Inc.	4,512	22.00	4/21/12	(336,144)
Philip Morris International, Inc.	710	90.00	5/19/12	(98,690)

See Notes to Financial Statements.

Eaton Vance
Enhanced Equity Income Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

PNC Financial Services Group, Inc.	285	$62.50	4/21/12	$(72,533)
PPL Corp.	530	29.00	4/21/12	(1,325)
Procter & Gamble Co.	665	67.50	4/21/12	(32,252)
QUALCOMM, Inc.	1,225	67.50	4/21/12	(248,675)
Schlumberger, Ltd.	460	80.00	4/21/12	(3,220)
Sempra Energy	115	60.00	4/21/12	(7,187)
Southern Co. (The)	140	44.00	4/21/12	(14,630)
St. Jude Medical, Inc.	620	45.00	5/19/12	(86,800)
Union Pacific Corp.	220	115.00	5/19/12	(27,390)
United Technologies Corp.	310	87.50	5/19/12	(15,965)
UnitedHealth Group, Inc.	705	57.50	4/21/12	(161,445)
Varian Medical Systems, Inc.	350	70.00	5/19/12	(65,625)
Visa, Inc., Class A	125	120.00	4/21/12	(19,250)
Walt Disney Co. (The)	720	42.00	4/21/12	(144,360)
Wells Fargo & Co.	1,845	35.00	5/19/12	(142,065)

Total Covered Call Options Written
(premiums received $6,213,531)				$(8,704,706)

Other Assets, Less Liabilities — 1.3%				$6,448,233

Net Assets — 100.0%				$514,314,224

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	A portion of each applicable common stock for which a written call option is outstanding at March 31, 2012 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012.

See Notes to Financial Statements.

Eaton Vance
Enhanced Equity Income Fund

March 31, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2012

Unaffiliated investments, at value (identified cost, $415,337,911)	$515,444,760
Affiliated investment, at value (identified cost, $1,125,937)	1,125,937
Dividends receivable	639,680
Interest receivable from affiliated investment	620
Receivable for investments sold	6,897,695
Tax reclaims receivable	43,727

Total assets	$524,152,419

Liabilities

Written options outstanding, at value (premiums received, $6,213,531)	$8,704,706
Payable for investments purchased	161,462
Due to custodian	331,817
Payable to affiliate:
Investment adviser fee	432,197
Accrued expenses and other liabilities	208,013

Total liabilities	$9,838,195

Net Assets	$514,314,224

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 39,970,049 shares issued and outstanding	$399,700
Additional paid-in capital	576,630,330
Accumulated net realized loss	(140,393,127)
Accumulated distributions in excess of net investment income	(19,938,353)
Net unrealized appreciation	97,615,674

Net Assets	$514,314,224

Net Asset Value

($514,314,224 ÷ 39,970,049 common shares issued and outstanding)	$12.87

See Notes to Financial Statements.

Eaton Vance
Enhanced Equity Income Fund

March 31, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	March 31, 2012

Dividends (net of foreign taxes, $4,834)	$4,664,717
Interest income allocated from affiliated investment	7,238
Expenses allocated from affiliated investment	(1,115)

Total investment income	$4,670,840

Expenses

Investment adviser fee	$2,433,427
Trustees’ fees and expenses	9,935
Custodian fee	122,123
Transfer and dividend disbursing agent fees	9,441
Legal and accounting services	33,421
Printing and postage	160,864
Miscellaneous	46,732

Total expenses	$2,815,943

Deduct —
Reduction of custodian fee	$1

Total expense reductions	$1

Net expenses	$2,815,942

Net investment income	$1,854,898

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(576,787)
Investment transactions allocated from affiliated investment	207
Written options	(6,558,083)
Foreign currency transactions	8,323

Net realized loss	$(7,126,340)

Change in unrealized appreciation (depreciation) —
Investments	$100,973,388
Written options	(5,374,646)
Foreign currency	(7,358)

Net change in unrealized appreciation (depreciation)	$95,591,384

Net realized and unrealized gain	$88,465,044

Net increase in net assets from operations	$90,319,942

See Notes to Financial Statements.

Eaton Vance
Enhanced Equity Income Fund

March 31, 2012

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	September 30, 2011

From operations —
Net investment income	$1,854,898	$2,711,768
Net realized gain (loss) from investment transactions, written options and foreign currency transactions	(7,126,340)	12,154,473
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	95,591,384	(37,370,000)

Net increase (decrease) in net assets from operations	$90,319,942	$(22,503,759)

Distributions to shareholders —
From net investment income	$(21,819,650)*	$(2,713,519)
Tax return of capital	—	(43,318,670)

Total distributions	$(21,819,650)	$(46,032,189)

Capital share transactions —
Reinvestment of distributions	$—	$396,783

Net increase in net assets from capital share transactions	$—	$396,783

Net increase (decrease) in net assets	$68,500,292	$(68,139,165)

Net Assets

At beginning of period	$445,813,932	$513,953,097

At end of period	$514,314,224	$445,813,932

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(19,938,353)	$26,399

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Enhanced Equity Income Fund

March 31, 2012

Financial Highlights

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$11.150		$12.870	$13.450	$16.490	$21.110	$19.900

Income (Loss) From Operations

Net investment income(1)	$0.046		$0.068	$0.092	$0.147	$0.152	$0.080
Net realized and unrealized gain (loss)	2.220		(0.636)	0.787	(1.543)	(3.013)	2.774

Total income (loss) from operations	$2.266		$(0.568)	$0.879	$(1.396)	$(2.861)	$2.854

Less Distributions

From net investment income	$(0.546	)*	$(0.068)	$(0.092)	$(0.176)	$(0.154)	$(0.038)
From net realized gain	—		—	—	—	(0.891)	(1.606)
Tax return of capital	—		(1.084)	(1.367)	(1.468)	(0.714)	—

Total distributions	$(0.546)		$(1.152)	$(1.459)	$(1.644)	$(1.759)	$(1.644)

Net asset value — End of period	$12.870		$11.150	$12.870	$13.450	$16.490	$21.110

Market value — End of period	$11.060		$9.780	$12.990	$13.680	$13.310	$19.440

Total Investment Return on Net Asset Value(2)	21.46	%(3)	(4.63)%	6.87%	(6.20)%	(13.54)%	15.04	%(4)

Total Investment Return on Market Value(2)	19.00	%(3)	(17.12)%	6.02%	18.23%	(24.23)%	5.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$514,314		$445,814	$513,953	$534,948	$654,528	$837,584
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.16	%(6)	1.15%	1.12%	1.17%	1.10%	1.08%
Net investment income	0.76	%(6)	0.52%	0.69%	1.17%	0.79%	0.39%
Portfolio Turnover	26	%(3)	78%	27%	65%	117%	195%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	During the year ended September 30, 2007, the Fund realized a gain on the closing out of a written options position that did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the year ended September 30, 2007.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Enhanced Equity Income Fund

March 31, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Enhanced Equity Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide current income, with a secondary objective of capital appreciation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another.

These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At September 30, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $132,398,283 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such

Eaton Vance
Enhanced Equity Income Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

capital loss carryforward will expire on September 30, 2017 ($9,096,930), September 30, 2018 ($122,475,830) and September 30, 2019 ($825,523). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after September 30, 2011.

As of March 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J Interim Financial Statements — The interim financial statements relating to March 31, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

Subject to its Managed Distribution Plan, the Fund intends to make monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended March 31, 2012, the amount of distributions estimated to be a tax return of capital was approximately $20,130,300. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

Eaton Vance
Enhanced Equity Income Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage, if any. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended March 31, 2012, the Fund’s investment adviser fee amounted to $2,433,427. EVM also serves as administrator of the Fund, but receives no compensation.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $122,056,154 and $147,202,779, respectively, for the six months ended March 31, 2012.

5 Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no transactions in common shares for the six months ended March 31, 2012. Common shares issued pursuant to the Fund’s dividend reinvestment plan for the year ended September 30, 2011 were 30,532.

6 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$417,305,953

Gross unrealized appreciation	$104,881,554
Gross unrealized depreciation	(5,616,810)

Net unrealized appreciation	$99,264,744

7 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call options at March 31, 2012 is included in the Portfolio of Investments.

Written call options activity for the six months ended March 31, 2012 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	51,196	$8,279,787
Options written	145,790	21,280,185
Options terminated in closing purchase transactions	(98,497)	(14,963,804)
Options exercised	(7,757)	(631,705)
Options expired	(45,348)	(7,750,932)

Outstanding, end of period	45,384	$6,213,531

At March 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Eaton Vance
Enhanced Equity Income Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at March 31, 2012 was as follows:

	Fair Value

	Asset Derivative	Liability Derivative

Written options	$—	$(8,704,706	)(1)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended March 31, 2012 was as follows:

	Realized Gain (Loss)		Change in Unrealized
	on Derivatives Recognized		Appreciation (Depreciation) on
	in Income		Derivatives Recognized in Income

Written options	$(6,558,083	)(1)	$(5,374,646	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Written options.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

8 Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At March 31, 2012, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $331,817.

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Enhanced Equity Income Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

At March 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$49,051,051	$1,964,917		$—	$51,015,968
Consumer Staples	57,530,790	—		—	57,530,790
Energy	61,729,479	—		—	61,729,479
Financials	64,237,274	—		—	64,237,274
Health Care	63,340,202	—		—	63,340,202
Industrials	49,930,570	—		—	49,930,570
Information Technology	112,870,883	—		—	112,870,883
Materials	22,004,553	—		—	22,004,553
Telecommunication Services	16,442,942	—		—	16,442,942
Utilities	16,342,099	—		—	16,342,099

Total Common Stocks	$513,479,843	$1,964,917	*	$—	$515,444,760

Short-Term Investments	$—	$1,125,937		$—	$1,125,937

Total Investments	$513,479,843	$3,090,854		$—	$516,570,697

Liability Description

Covered Call Options Written	$(8,704,706)	$—		$—	$(8,704,706)

Total	$(8,704,706)	$—		$—	$(8,704,706)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Enhanced Equity Income Fund

March 31, 2012

Officers and Trustees

Officers of Eaton Vance Enhanced Equity Income Fund

Walter A. Row, III President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Enhanced Equity Income Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of March 31, 2012, Fund records indicate that there are 106 registered shareholders and approximately 29,939 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EOI.

Eaton Vance
Enhanced Equity Income Fund

March 31, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. The Fund may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that the Fund will take such action or that such purchases would reduce the discount.

Closed-End Fund Information. The Eaton Vance closed-end funds make certain quarterly fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each calendar quarter-end. Certain month end fund performance data for the funds, including total returns, are posted to the website shortly after the end of each calendar month. Portfolio holdings for the most recent calendar quarter-end are also posted to the website approximately 30 days following the end of the quarter. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors – Closed-End Funds”.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Fund Offices
Two International Place
Boston, MA 02110

2285-5/12	CE-EEIFSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.
The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.
In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.
(c) Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Enhanced Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President
Date: May 8, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: May 8, 2012

By:	/s/ Walter A. Row, III
Walter A. Row, III
President
Date: May 8, 2012